Other revenue	12 Months Ended
Mar. 31, 2022
Other Revenue
Other revenue

9 Other revenue

	March 31,
	2020	2021	2022
Marketing revenue	994,081	173,406	171,984
Total	994,081	173,406	171,984

Primarily comprising advertising revenue and fees for facilitating website access to travel insurance providers.